8. Intangible Assets	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements
Intangible Assets Disclosure [Text Block]
  8. Intangible Assets

The balance of intangible assets, net of accumulated amortization, totaled $1,877 and $2,531 at December 31, 2011 and December 31, 2010, respectively.

The following table summarizes the Corporation’s intangible assets, which are subject to amortization, as of December 31, 2011 and 2010:

	2011		2010
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Core deposit intangible	$9,004	$(7,168)	$9,004	$(6,522)
Other acquisition costs	234	(193)	234	(185)
Total	$9,238	$(7,361)	$9,238	$(6,707)

Intangible asset amortization expense charged to operating expense for 2011, 2010 and 2009 was $654, $816 and $860, respectively. The following table shows the future estimated amortization expense for the Corporation’s intangible assets based on existing balances as of December 31, 2011:

Estimated amortization expense for the years ended December 31:

2012	$549
2013	526
2014	504
2015	289
2016	7
Thereafter	2

Mortgage servicing rights, which are included in other assets on the Consolidated Balance Sheets, are accounted for on an individual loan-by-loan basis. Accordingly, amortization is recorded in proportion to the amount of principal payment received on loans serviced. The mortgage servicing rights are subject to periodic impairment testing.  During 2011, the Corporation recognized an impairment charge of $1,017.  As of December 31, 2010, the Corporation recognized a net valuation adjustment on mortgage servicing rights of $110. The net valuation allowance included impairment charges of $922, as well as a subsequent recovery of $812 during 2010. Changes in the carrying value of mortgage servicing rights are summarized as follows:

	2011	2010	2009
Balance, January 1	$3,385	$3,285	$2,936
Servicing rights capitalized	620	900	1,196
Amortization of servicing rights	(551)	(690)	(662)
Valuation adjustment	(1,017)	(110)	(185)
Balance, December 31	$2,437	$3,385	$3,285

Activity in the valuation allowance for mortgage servicing rights was as follows:

	2011	2010	2009
Balance, January 1	$295	$185	$-0-
Additions	1,017	922	556
Reductions	-0-	(812)	(371)
Balance, December 31	$1,312	$295	$185

The following table shows the future estimated amortization expense for mortgage servicing rights based on existing balances as of December 31, 2011. The Corporation’s actual amortization expense in any given period may be significantly different from the estimated amounts displayed, depending on the amount of additional mortgage servicing rights, changes in mortgage interest rates, estimated prepayment speeds and market conditions.

Estimated Amortization Expense for the years ended December 31:

2012	$295
2013	277
2014	260
2015	244
2016	229
Thereafter	1,132

The Corporation services loans for others with unpaid principal balances at December 31, 2011, 2010 and 2009 of approximately $403,545, $395,046 and $363,862, respectively.

The Corporation's mortgage servicing rights are retained from mortgages sold primarily to the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC").  In January 2012, the Corporation received notice from FNMA that it was not in compliance with the FNMA Servicing Agreement due to the subsidiary bank's capital ratios falling below the well-capitalized standard for regulatory capital adequacy as of September 30, 2011.  The Corporation was required to raise capital ratios to the well-capitalized regulatory standard by February 29, 2012 to avoid FNMA's seizure of the mortgage servicing rights portfolio.  Management solicited bids for sale of the mortgage servicing rights in February 2012, and FNMA agreed to extend the original deadline to July 31, 2012 to allow time to complete the sale of the mortgage servicing rights to an approved servicer or raise appropriate capital. Preliminary bids have been received for the mortgage servicing rights. The Corporation recognized an additional $200,000 impairments as of December 31, 2011 based on the received bids. Management intends to consumate a sale of the mortgage servicing rights in the second quarter 2012 at an amount reasonably equivalent to the recorded value at December 31, 2011.